Annual Total Returns- Janus Henderson Short Duration Flexible Bond Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Short Duration Flexible Bond Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.37%	3.42%	1.34%	0.55%	0.19%	1.48%	1.18%	0.79%	4.07%	4.70%